Document And Entity Information - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014
Entity Registrant Name	Higher One Holdings, Inc.
Entity Central Index Key	0001486800
Trading Symbol	one
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding (in shares)	47,669,440
Entity Public Float		$ 167.1
Document Type	8-K/A
Document Period End Date	Dec. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Amendment Flag	true
Amendment Description	This Form 8-K/A amends the Current Report on Form 8-K of Higher One Holdings, Inc. (“we”, “us” or “our”), filed on February 3, 2016 solely in order to include interactive data files associated with the revised audited financial statements included as Exhibit 99.3 to that Form 8-K.